Revenue from contracts with customers	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue from contracts with customers	Revenue from contracts with customers
The following table provides information about receivables, contract assets and contract liabilities from our contracts with customers:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
Accounts receivable, net	137	158
Current contract liabilities (deferred revenues) (1)	(19)	(25)
Non-current contract liabilities (deferred revenues) (1)	(42)	(10)
(1)Current contract liabilities and non-current contract liabilities are included in “Other current liabilities” and “Other non-current liabilities” respectively in our Consolidated Balance Sheets.
Significant changes in the contract liabilities balances during the year ended December 31, 2021 were as follows:

(In $ millions)	Contract Liabilities
Net contract liability at January 1, 2021 (Predecessor)	(31)
Amortization of revenue that was included in the beginning contract liability balance	24
Cash received, excluding amounts recognized as revenue	(28)
Net contract liability at December 31, 2021 (Predecessor)	(35)
Significant changes in the contract liabilities balances during the year ended December 31, 2022 are as follows:

(In $ millions)	Contract Liabilities
Net contract liability at January 1, 2022 (Predecessor)	(35)
Amortization of revenue that was included in the beginning contract liability balance	16
Net contract liability at February 22, 2022 (Predecessor)	(19)
Net contract liability at February 23, 2022 (Successor)	(19)
Amortization of revenue that was included in the beginning contract liability balance	9
Cash received, excluding amounts recognized as revenue	(51)
Net contract liability at December 31, 2022 (Successor)	(61)
The deferred revenue balance of $19 million reported in "Other current liabilities" as at December 31, 2022 is expected to be realized within the next 12 months and the $42 million reported in "Other non-current liabilities" is expected to be realized thereafter. The deferred revenue consists primarily of mobilization and upgrade revenue for both wholly and partially unsatisfied performance obligations as well as expected variable mobilization and upgrade revenue for partially unsatisfied performance obligations, which has been estimated for purposes of allocating across the entire corresponding performance obligations.